Analysis of performance by segment	6 Months Ended
Jun. 30, 2019
Analysis of performance by segment
Analysis of performance by segment

B       EARNINGS PERFORMANCE

B1       Analysis of performance by segment

B1.1  Segment results

		2019 £m		2018* £m
	Note	Half year		Half year
				note (iv)
Asia:
Insurance operations		1,095		927
Asset management		103		89
Total Asia		1,198		1,016

US:
Jackson (US insurance operations)		1,203		1,001
Asset management		12		1
Total US		1,215		1,002
Total segment profit from continuing operations		2,413		2,018
Other income and expenditure:
Investment return and other income		24		33
Interest payable on core structural borrowingsnote(i)		(226)		(189)
Corporate expenditurenote(ii)		(164)		(173)
Total other income and expenditure		(366)		(329)
Restructuring costs		(23)		(20)
Adjusted IFRS operating profit based on longer-term investment returns from continuing operations	B1.3	2,024		1,669
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(1,124)		9
Amortisation of acquisition accounting adjustmentsnote(iii)		(17)		(22)
Gain (loss) on disposal of businesses and corporate transactions	D1	13		(57)
Profit from continuing operations before tax attributable to shareholders		896		1,599
Tax charge attributable to shareholders' returns	B4	(1)		(326)
Profit from continuing operations for the period		895		1,273
Profit from discontinued operations for the period, net of related taxnote(iv)	D2.1	645		83
Profit for the period		1,540		1,356

Attributable to:
Equity holders of the Company
From continuing operations		890		1,272
From discontinued operations		645		83
Non-controlling interests from continuing operations		5		1
		1,540		1,356

		2019		2018*
	Note	Half year		Half year
Basic earnings per share (in pence)	B5			note (iv)
Based on adjusted IFRS operating profit based on longer-term investment returns, net of tax, from continuing operationsnote(v)		65.3	p	53.7	p
Based on profit for the period from continuing operations		34.4	p	49.5	p
Based on profit for the period from discontinued operations		25.0	p	3.2	p

*     The half year 2018 comparative results have been re-presented from those previously published to reflect the Group's UK and Europe operations as discontinued operations at 30 June 2019 (as described in note A2).

Notes

(i)	Interest charged to the income statement on debt that is capable of being substituted to M&GPrudential for the six months ended 30 June 2019 was £(85) million (see note C6.1 for further details).
(ii)	Corporate expenditure as shown above is primarily for Group Head Office and Asia Regional Head Office.
(iii)	Amortisation of acquisition accounting adjustments principally relate to the REALIC business of Jackson which was acquired in 2012.
(iv)

Profit from discontinued operations represents the post-tax profit contributed by the UK and Europe operations which are classified as held for distribution at 30 June 2019 (a line-by-line analysis of profit for the period for the discontinued UK and Europe operations is included in note D2.1, with supplementary analysis on adjusted IFRS operating profit based on longer-term investment returns by driver provided in note I(vi) within the additional financial information). The half year 2018 comparative results have been re-presented from those previously published accordingly (as described in note A2).

(v)	Tax charges have been reflected as operating and non-operating in the same way as for the pre-tax items. Further details on tax charges are provided in note B4.

B1.2  Short-term fluctuations in investment returns on shareholder-backed business

	2019 £m	2018* £m
	Half year	Half year
Asia operationsnote (i)	420	(326)
US operationsnote (ii)	(1,521)	244
Other operationsnote (iii)	(23)	91
Total	(1,124)	9

*     The half year 2018 comparative results have been re-presented from those previously published to reflect the Group’s UK and Europe operations as discontinued operations at 30 June 2019 (as described in note A2).

(i)	Asia operations

In Asia, the positive short-term fluctuations of £420 million (half year 2018: negative £(326) million) principally reflect net value movements on shareholders’ assets and related liabilities following decrease in bond yields during the period.

(ii)	US operations

The short-term fluctuations in investment returns for US insurance operations are reported net of the related credit for amortisation of deferred acquisition costs of £476 million as shown in note C5.2 (half year 2018: charge of £(199) million) and comprise amounts in respect of the following items:

	2019 £m	2018 £m
	Half year	Half year
Net equity hedge resultnote (a)	(1,955)	383
Other than equity-related derivativesnote (b)	433	(183)
Debt securitiesnote (c)	11	6
Equity-type investments: actual less longer-term return	(7)	31
Other items	(3)	7
Total	(1,521)	244

Notes

(a)	Net equity hedge result

The purpose of the inclusion of this item in short-term fluctuations in investment returns is to segregate the amount included in pre-tax profit that relates to the accounting effect of market movements on both the value of guarantees in Jackson’s variable annuity and fixed index annuity products and on the related derivatives used to manage the exposures inherent in these guarantees. The level of fees recognised in non-operating profit is determined by reference to that allowed for within the reserving basis. The variable annuity guarantees are valued in accordance with either Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements and Disclosures (formerly FAS 157) or ASC Topic 944, Financial Services – Insurance (formerly SOP 03-01) depending on the type of guarantee. Both approaches require an entity to determine the total fee (‘the fee assessment’) that is expected to fund future projected benefit payments arising using the assumptions applicable for that method. The method under FAS 157 requires this fee assessment to be fixed at the time of issue. As the fees included within the initial fee assessment are earned, they are included in non-operating profit to match the corresponding movement in the guarantee liability. As the Group applies US GAAP for the measured value of the product guarantees this item also includes asymmetric impacts where the measurement bases of the liabilities and associated derivatives used to manage the Jackson annuity business differ.

The net equity hedge result therefore includes significant accounting mismatches and other factors that do not represent the economic result. These other factors include:

-	The variable annuity guarantees and fixed index annuity embedded options being only partially fair valued under ‘grandfathered’ US GAAP;
-	The interest rate exposure being managed through the other than equity-related derivative programme explained in note (b) below; and
-	Jackson’s management of its economic exposures for a number of other factors that are treated differently in the accounting frameworks such as future fees and assumed volatility levels.

The net equity hedge result can be summarised as follows:

	2019 £m	2018 £m
	Half year	Half year
Fair value movements on equity hedge instruments*	(2,466)	(375)
Accounting value movements on the variable and fixed index annuity guarantee liabilities	227	505
Fee assessments net of claim payments	284	253
Total	(1,955)	383

*     Held to manage equity exposures of the variable annuity guarantees and fixed index annuity options.

(b)	Other than equity-related derivatives

The fluctuations for this item comprise the net effect of:

–Fair value movements on free-standing, other than equity-related derivatives;

–Fair value movements on the Guaranteed Minimum Income Benefit (GMIB) reinsurance asset that are not matched by movements in the underlying GMIB liability, which is not fair valued; and

–Related amortisation of DAC.

The free-standing, other than equity-related derivatives, are held to manage interest rate exposures and durations within the general account and the variable annuity guarantees and fixed index annuity embedded options described in note (a) above. Accounting mismatches arise because of differences between the measurement basis  and presentation of the derivatives, which are fair valued with movements recorded in the income statement, and the exposures they are intended to manage.

(c)	Short-term fluctuations related to debt securities

	2019 £m	2018 £m
	Half year	Half year
(Charges) credits in the period:
Losses on sales of impaired and deteriorating bonds	(19)	(1)
Bond write-downs	(1)	(2)
Recoveries/reversals	1	18
Total (charges) credits in the period	(19)	15
Risk margin allowance deducted from adjusted IFRS operating profit based on longer-term investment returns*	42	38
	23	53
Interest-related realised (losses) gains:
Gains (losses) arising in the period	33	8
Amortisation of gains and losses arising in current and prior periods to adjusted IFRS operating profit based on longer-term investment returns	(46)	(57)
	(13)	(49)
Related amortisation of deferred acquisition costs	1	2
Total short-term fluctuations related to debt securities	11	6

*      The debt securities of Jackson are held in the general account of the business. Realised gains and losses are recorded in the income statement with normalised returns included in adjusted IFRS operating profit based on longer-term investment returns with variations from period to period included in the short-term fluctuations category. The risk margin reserve charge for longer-term credit-related losses included in adjusted IFRS operating profit based on longer-term investment returns of Jackson for half year 2019 is based on an average annual risk margin reserve of 18 basis points (half year 2018: 19 basis points) on average book values of US$60.0 billion (half year 2018: US$54.9 billion) as shown below:

Moody’s rating category	Half year 2019				Half year 2018
(or equivalent under	Average				Average
NAIC ratings of	book				book
mortgage-backed	value	RMR	Annual expected loss		value	RMR	Annual expected loss
securities)	US$m	%	US$m	£m	US$m	%	US$m	£m

A3 or higher	34,318	0.10	(36)	(28)	26,260	0.11	(29)	(21)
Baa1, 2 or 3	24,385	0.23	(55)	(42)	27,337	0.20	(57)	(41)
Ba1, 2 or 3	1,008	0.93	(10)	(7)	978	1.01	(10)	(7)
B1, 2 or 3	246	2.62	(6)	(5)	309	2.61	(8)	(6)
Below B3	37	3.42	(1)	(1)	11	3.71	—	—
Total	59,994	0.18	(108)	(83)	54,895	0.19	(104)	(75)

Related amortisation of deferred acquisition costs			18	14			22	15
Risk margin reserve charge to adjusted IFRS operating profit for longer-term credit-related losses			(90)	(69)			(82)	(60)

Consistent with the basis of measurement of insurance assets and liabilities for Jackson’s IFRS results, the charges and credits to adjusted IFRS operating profit based on longer-term investment returns are partially offset by related amortisation of deferred acquisition costs.

In addition to the accounting for realised gains and losses described above for Jackson general account debt securities, included within the statement of other comprehensive income is a pre-tax credit of £2,185 million for net unrealised gains on debt securities classified as available-for-sale net of related amortisation of deferred acquisition costs (half year 2018: charge of £(1,149) million for net unrealised losses). Temporary market value movements do not reflect defaults or impairments. Additional details of the movement in the value of the Jackson portfolio are included in note C3.2(c).

(iii)	Other operations

Short-term fluctuations in investment returns for other operations of negative £(23) million (half year 2018: positive £91 million) include unrealised value movements on financial instruments held outside of the main life operations.

B1.3   Determining operating segments and performance measure of operating segments

Operating segments

The Group’s operating segments for financial reporting purposes are defined and presented in accordance with IFRS 8, ‘Operating Segments’ on the basis of the management reporting structure and its financial management information.

Under the Group's management and reporting structure its chief operating decision maker is the Group Executive Committee (GEC). In the management structure, responsibility is delegated to the Chief Executive Officers of Prudential Corporation Asia, the North American Business Unit and M&GPrudential for the day-to-day management of their business units (within the framework set out in the Group Governance Manual). Financial management information used by the GEC aligns with these three business segments. These operating segments derive revenue from both long-term insurance and asset management activities. In light of the proposed demerger, the segment analysis for the discontinued UK and Europe operations is provided in note D2, separate from those for the continuing operations.

Operations which do not form part of any business unit are reported as ‘Unallocated to a segment’. These include Group Head Office and Asia Regional Head Office costs. The Group’s existing treasury company, Prudential Capital, and the Africa operations do not form part of any operating segment under the structure, and their assets and liabilities and profit or loss before tax are not material to the overall financial position of the Group. Prudential Capital and Africa operations are therefore also reported as ‘Unallocated to a segment’.

Performance measure

The performance measure of operating segments utilised by the Company is adjusted IFRS operating profit based on longer-term investment returns attributable to shareholders. This measurement basis distinguishes adjusted IFRS operating profit based on longer-term investment returns from other constituents of the total profit as follows:

–Short-term fluctuations in investment returns on shareholder-backed business;

–Amortisation of acquisition accounting adjustments arising on the purchase of business. This comprises principally the charge for the adjustments arising on the purchase of REALIC in 2012; and

–Gain or loss on corporate transactions, such as disposals undertaken in the period and the costs related to the preparation for the proposed demerger of M&GPrudential from Prudential plc.

The determination of adjusted IFRS operating profit based on longer-term investment returns for investment and liability movements is as described in the Basis of Performance Measures section of this document.

For Group debt securities at 30 June 2019 held by the continuing insurance operations in Asia and US, the level of unamortised interest-related realised gains and losses related to previously sold bonds and which have yet to be amortised to adjusted IFRS operating profit based on longer-term investment returns for continuing operations was a net gain of £580 million (30 June 2018: net gain of £800 million).

For equity-type securities, the longer-term rates of return applied by the non-linked shareholder-financed insurance operations of Asia and the US to determine the amount of investment return included in adjusted IFRS operating profit based on longer-term investment returns are as follows:

–For Asia insurance operations, investments in equity securities held for non-linked shareholder-financed operations amounted to £2,282 million as at 30 June 2019 (30 June 2018: £1,622 million). The rates of return applied for 2019 ranged from 5.2 per cent to 17.6 per cent (30 June 2018: 5.1 per cent to 17.2 per cent) with the rates applied varying by business unit.

–For US insurance operations, at 30 June 2019, the equity-type securities for non-separate account operations amounted to £1,178 million (30 June 2018: £1,187 million). The longer-term rates of return for income and capital applied in 2019 and 2018, which reflect the combination of the average risk-free rates over the period and appropriate risk premiums, are as follows:

	2019			2018
	Half year			Half year
Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds	6.0%	to	6.7%	6.7%	to	7.0%
Other equity-type securities such as investments in limited partnerships and private equity funds	8.0%	to	8.7%	8.7%	to	9.0%

B1.4   Additional segmental analysis of revenue from continuing operations

	Half year 2019 £m - continuing operations
				Unallocated
				to a
				segment
			Total	(central	Group
	Asia	US	segment	operations)	total
Gross premiums earned	8,856	7,410	16,266	27	16,293
Outward reinsurance premiums	(386)	(131)	(517)	(3)	(520)
Earned premiums, net of reinsurance	8,470	7,279	15,749	24	15,773
Other incomenote (i)	176	11	187	12	199
Total external revenue	8,646	7,290	15,936	36	15,972
Intra-group revenue	16	24	40	(40)	—
Interest income	622	1,128	1,750	21	1,771
Other investment return	6,821	16,023	22,844	18	22,862
Total revenue, net of reinsurancenote (ii)	16,105	24,465	40,570	35	40,605

	Half year 2018* £m - continuing operations
				Unallocated
				to a
				segment
			Total	(central	Group
	Asia	US	segment	operations)	total
Gross premiums earned	7,736	7,036	14,772	14	14,786
Outward reinsurance premiums	(222)	(141)	(363)	—	(363)
Earned premiums, net of reinsurance	7,514	6,895	14,409	14	14,423
Other incomenote (i)	157	44	201	14	215
Total external revenue	7,671	6,939	14,610	28	14,638
Intra-group revenue	20	32	52	(52)	—
Interest income	513	940	1,453	26	1,479
Other investment return	(1,703)	1,486	(217)	119	(98)
Total revenue, net of reinsurancenote(ii)	6,501	9,397	15,898	121	16,019

*    The half year 2018 comparative results have been re-presented from those previously published to reflect the Group's UK and Europe operations as discontinued operations at 30 June 2019 (as described in note A2).

Notes

(i)

Other income comprises income from external customers and consists primarily of revenue from the Group’s continuing asset management business of £153 million (half year 2018: £108 million). The remaining other income consists primarily of policy fee revenue from external customers.

(ii)

Total revenue from continuing operations excludes the contribution from the discontinued UK and Europe operations which are classified as held for distribution at 30 June 2019 (a line-by-line analysis of revenue for the period for the discontinued UK and Europe operations is included in note D2.1). The half year 2018 comparative results have been re-presented from those previously published accordingly (as described in note A2).